Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 4,884		$ 1,778		$ 7,728
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Change in reinsurance recoverable	(8,731)		(15,646)		(12,329)
Change in premiums and accounts receivable	(157)		1,093		(1,165)
Change in deferred acquisition costs	15		(69)		135
Change in accrued investment income	123		109		(149)
Change in insurance policy reserves and expenses	(2,408)		14,132		30,700
Change in accounts payable and other liabilities	1,083		(853)		103
Change in commissions payable	594		(2,089)		297
Change in reinsurance balances payable	16		(245)		(701)
Change in funds held under reinsurance	1		(3)		(10)
Amortization of deferred gain on disposal of businesses	(436)		(480)		332
Change in income taxes	199		33		(239)
Net realized (gains) losses on investments	(365)		(299)		44
Goodwill impairment	0		0		790
Other	11		132		141
Net cash (used in) provided by operating activities	(5,171)		(2,407)		25,677
Sales of:
Fixed maturity securities available-for-sale	6,691		33,860		8,619
Equity securities available-for-sale	2,057		2,232		635
Other invested assets	139		380		431
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available-for-sale	10,984		10,147		6,140
Commercial mortgage loans on real estate	1,080		959		888
Purchase of:
Fixed maturity securities available-for-sale	(13,548)		(36,221)		(31,492)
Equity securities available-for-sale	(2,104)		(802)		(446)
Commercial mortgage loans on real estate	(2,000)		(975)		0
Change in short-term investments	985		(2,946)		3,726
Change in policy loans	(62)		(4)		(64)
Net cash provided by (used in) investing activities	4,222		6,630		(11,563)
Financing activities
Dividends paid	(609)		(4,381)		(15,000)
Net cash used in financing activities	(609)	[1]	(4,381)	[1]	(15,000)	[1]
Change in cash and cash equivalents	(1,558)		(158)		(886)
Cash and cash equivalents at beginning of period	1,763		1,921		2,807
Cash and cash equivalents at end of period	205		1,763		1,921
Supplemental information:
Income taxes paid, net of refunds received	$ 1,441		$ (260)		$ 4,289

[1]	During 2011, a $2,127 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.